INVESTMENTS AT FAIR VALUE THROUGH INCOME OR LOSS - Additional Information (Details)			12 Months Ended
	Aug. 20, 2021 GBP (£)	Jun. 03, 2021 GBP (£) shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 GBP (£) $ / shares	Jun. 03, 2021 CAD ($)	May 11, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 07, 2020 GBP (£)	Dec. 07, 2020 USD ($)	Dec. 31, 2019 GBP (£)
Schedule of Investments [Line Items]
Cash paid to acquire business						£ 213,000
Non-current investment			£ 403,000	£ 403,000			£ 1,393,000			£ 58,000
Proceeds from sale of non-current investments			£ 772,000
Fair value adjustment of investment		£ 183,000
Luxor Technology Corporation
Schedule of Investments [Line Items]
Cash paid to acquire business								£ 73,427	$ 100,000
Luxor Technology Corporation | Maximum
Schedule of Investments [Line Items]
Percentage of investment								1.00%	1.00%
WonderFi Technologies Inc.
Schedule of Investments [Line Items]
Cash paid to acquire business		£ 145,933			$ 250,000
Investment share price | $ / shares				£ 2.25
Number of shares acquired | shares		250,000
WonderFi Technologies Inc. | Maximum
Schedule of Investments [Line Items]
Percentage of investment		1.00%			1.00%
GPUone Holding Inc.
Schedule of Investments [Line Items]
Percentage of ownership disposed	100.00%
Total consideration for disposal of investment	£ 764,000
Proceeds from sale of non-current investments	128,000
Loss on sale of investment	£ 629,000